Cover	Dec. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 01, 2021
Entity File Number	000-56059
Entity Registrant Name	CERBERUS CYBER SENTINEL CORPORATION
Entity Central Index Key	0001777319
Entity Tax Identification Number	83-4210278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6900 E. Camelback Road
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	(480)
Local Phone Number	389-3444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	CISO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable